UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     Sept. 30, 2003
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Advance Capital Management, Inc.
Address:  	One Towne Square, Suite 444
            Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

/S/ Robert J. Cappelli		                Southfield, MI   	   10/21/03
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[  ]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                       Name
               28-115                       T. Rowe Price
     ----------------------------         ------------------
     [Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:           101
                                          -----------------
Form 13F Information Table Value Total:   $     50,013
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]




                                                      SUMMARY TABLE
                                                      Sept. 30, 2003



                                      TITLE           VALUE                                       VOTING
                                      OF              IN        SHARES/  SH/  PUT/ INVESTMT       SOLE
      NAME OF ISSUER                  CLASS CUSIP     $1,000'S  PRN AMT  PRN  CALL DSCRETN  MGRS  AUTHORITY
AA    ALCOA                           COM   013817101 21        800                SOLE           800
ABT   ABBOTT LABS                     COM   002824100 472       11,100             SOLE           11,100
ADP   AUTOMATIC DATA PROCESSING       COM   053015103 362       10,100             SOLE           10,100
AIG   AMERICAN INTERNATIONAL GROUP    COM   026874107 682       11,819             SOLE           11,819
AMAT  APPLIED MATERIALS               COM   038222105 375       20,700             SOLE           20,700
AMGN  AMGEN                           COM   031162100 819       12,700             SOLE           12,700
AOL   AOL TIME WARNER                 COM   02364J104 339       22,450             SOLE           22,450
APOL  APOLLO GROUP                    COM   037604105 462       7,000              SOLE           7,000
AZO   AUTOZONE                        COM   053332102 381       4,250              SOLE           4,250
BA    BOEING                          COM   097023105 34        1,000              SOLE           1,000
BAC   BANKAMERICA                     COM   06605F102 297       3,800              SOLE           3,800
BBBY  BED BATH & BEYOND               COM   075896100 371       9,700              SOLE           9,700
BBY   BEST BUY                        COM   086516101 423       8,900              SOLE           8,900
BK    BANK OF NEW YORK                COM   064057102 12        400                SOLE           400
BLS   BELLSOUTH                       COM   079860102 185       7,800              SOLE           7,800
BMET  BIOMET                          COM   090613100 399       11,900             SOLE           11,900
BSC   BEAR STEARNS                    COM   073902108 194       2,600              SOLE           2,600
BUD   ANHEUSER BUSCH                  COM   035229103 363       7,350              SOLE           7,350
C     CITIGROUP                       COM   172967101 1,312     28,830             SOLE           28,830
CAH   CARDINAL HEALTHCARE             COM   14149Y108 424       7,265              SOLE           7,265
CAT   CATERPILLAR                     COM   149123101 34        500                SOLE           500
CMCSK COMCAST                         COM   200300200 376       12,700             SOLE           12,700
COST  COSTCO                          COM   22160K125 25        800                SOLE           800
CSCO  CISCO SYSTEMS                   COM   17275R102 2,264     115,580            SOLE           115,580
CTAS  CINTAS                          COM   172908105 333       9,000              SOLE           9,000
DD    DUPONT                          COM   263534109 16        400                SOLE           400
DELL  DELL COMPUTER                   COM   247025109 1,414     42,300             SOLE           42,300
DIS   DISNEY (WALT) CO.               COM   254687106 259       12,850             SOLE           12,850
DOW   DOW CHEMICAL                    COM   260543103 20        600                SOLE           600
DUK   DUKE                            COM   264399106 14        793                SOLE           793
EBAY  EBAY                            COM   278642103 139       2,600              SOLE           2,600
EMC   EMC CORP                        COM   268648102 9         700                SOLE           700
ERTS  ELECTRONIC ARTS                 COM   285512109 424       4,600              SOLE           4,600
F     FORD MOTOR COMPANY              COM   345370100 19        1,747              SOLE           1,747
FDC   FIRST DATA CORP                 COM   319963104 360       9,000              SOLE           9,000
FITB  FIFTH THIRD BANK                COM   316773100 278       5,000              SOLE           5,000
FNM   FEDERAL NATIONAL MTGE ASSOC.    COM   313586109 590       8,400              SOLE           8,400
FRE   FREDDIE MAC                     COM   313400301 246       4,700              SOLE           4,700
FRX   FOREST LABS                     COM   345838106 334       6,500              SOLE           6,500
G     GILLETTE                        COM   375766102 352       11,000             SOLE           11,000
GCI   GANNETT                         COM   364730101 31        400                SOLE           400
GE    GENERAL ELECTRIC                COM   369604103 2,279     76,460             SOLE           76,460
GM    GENERAL MOTORS                  COM   370442105 22        539                SOLE           539
HD    HOME DEPOT                      COM   437076102 430       13,500             SOLE           13,500
HDI   HARLEY DAVIDSON                 COM   412822108 352       7,300              SOLE           7,300
IBM   INTL BUS MACHINES               COM   459200101 1,157     13,100             SOLE           13,100
IGT   INTERNATIONAL GAME TECH         COM   459902102 374       13,300             SOLE           13,300
INTC  INTEL                           COM   458140100 2,400     87,200             SOLE           87,200
INTU  INTUIT                          COM   461202103 357       7,400              SOLE           7,400
ITW   ILLINOIS TOOLWORKS              COM   452308109 331       5,000              SOLE           5,000
JNJ   JOHNSON & JOHNSON               COM   478160104 1,159     23,400             SOLE           23,400
JPM   J. P. MORGAN                    COM   616880100 331       9,655              SOLE           9,655
JWN   NORDSTROM                       COM   655664100 11        460                SOLE           460
KLAC  KLA TENCOR                      COM   482480100 341       6,600              SOLE           6,600
KO    COCA-COLA COMPANY               COM   191216100 829       19,300             SOLE           19,300
KRB   MBNA                            COM   55262L100 253       11,100             SOLE           11,100
KSS   KOHLS                           COM   500255104 332       6,200              SOLE           6,200
LLTC  LINEAR TECHNOLOGY               COM   535678106 349       9,700              SOLE           9,700
LLY   LILLY (ELI) & CO.               COM   532457108 475       8,000              SOLE           8,000
LOW   LOWES                           COM   548661107 436       8,400              SOLE           8,400
LXK   LEXMARK                         COM   529771107 340       5,400              SOLE           5,400
MCD   MCDONALDS                       COM   580135101 28        1,200              SOLE           1,200
MDT   MEDTRONIC                       COM   585055106 469       10,000             SOLE           10,000
MEDI  MEDIMMUNE                       COM   584699102 10        300                SOLE           300
MHS   MEDCO HEALTH SOLUTIONS          COM   58405U102 52        2,002              SOLE           2,002
MMC   MARSH & MCLENNAN                COM   571748102 333       7,000              SOLE           7,000
MMM   3M                              COM   88579Y101 380       5,500              SOLE           5,500
MRK   MERCK                           COM   589331107 881       17,400             SOLE           17,400
MSFT  MICROSOFT                       COM   594918104 3,422     123,100            SOLE           123,100
MWD   MORGAN STANLEY DEAN WITTER      COM   617446448 242       4,800              SOLE           4,800
MXIM  MAXIM INTEGRATED                COM   57772K101 362       9,200              SOLE           9,200
ONE   BANK ONE                        COM   06423A103 236       6,105              SOLE           6,105
ORCL  ORACLE SYSTEMS                  COM   68389X105 1,024     91,000             SOLE           91,000
PAYX  PAYCHEX                         COM   704326107 397       11,650             SOLE           11,650
PEP   PEPSICO                         COM   713448108 440       9,600              SOLE           9,600
PFE   PFIZER                          COM   717081103 1,336     43,975             SOLE           43,975
PG    PROCTOR & GAMBLE                COM   742718109 1,049     11,300             SOLE           11,300
QCOM  QUALCOMM                        COM   747525103 627       15,050             SOLE           15,050
RD    ROYAL DUTCH PETROLEUM - ADR     COM   780257804 760       17,200             SOLE           17,200
SBC   SBC COMMUNICATIONS              COM   78387G103 219       9,849              SOLE           9,849
SBUX  STARBUCKS                       COM   855244109 397       13,800             SOLE           13,800
STT   STATE STREET BOSTON             COM   857477103 79        1,760              SOLE           1,760
SYK   STRYKER                         COM   863667101 414       5,500              SOLE           5,500
SYMC  SYMANTEC                        COM   871503108 373       5,900              SOLE           5,900
SYY   SYSCO                           COM   871829107 370       11,300             SOLE           11,300
TAP/A TRAVELERS A                     COM   89420G109 1         39                 SOLE           39
TAP/B TRAVELERS B                     COM   89420G406 1         80                 SOLE           80
TXN   TEXAS INSTRUMENTS               COM   882508104 347       15,200             SOLE           15,200
UNH   UNITED HEALTH                   COM   91324P102 433       8,600              SOLE           8,600
UPS   UNITED PARCEL SERVICE           COM   911312106 364       5,700              SOLE           5,700
UTX   UNITED TECHNOLOGIES             COM   913017109 379       4,900              SOLE           4,900
VOD   VODAFONE                        COM   92857W100 14        675                SOLE           675
VRTS  VERITAS                         COM   923436109 403       12,800             SOLE           12,800
VZ    VERIZON                         COM   92343V104 287       8,846              SOLE           8,846
WEC   WISCONSIN ENERGY                COM   976657106 9         286                SOLE           286
WFC   WELLS FARGO                     COM   949746101 731       14,200             SOLE           14,200
WMT   WAL-MART STORES                 COM   931142103 1,944     34,800             SOLE           34,800
WWY   WRIGLEYS                        COM   982526105 354       6,400              SOLE           6,400
WYE   WYETH                           COM   983024100 466       10,100             SOLE           10,100
XLNX  XILINX                          COM   983919101 429       15,100             SOLE           15,100
XOM   EXXON MOBIL                     COM   30231G102 1,929     52,694             SOLE           52,694


      TOTAL                                           50,013


* PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS
THE SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE
CAPITAL I BALANCED FUND AND EQUITY GROWTH FUND.
THEY HAVE FILED THESE SECURITIES ON OUR BEHALF
ON THEIR FORM 13F REPORT.